Parent company only condensed financial information - Schedule of condensed statement of comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Income from operations	¥ 113,350	$ 15,699	¥ 100,351	¥ 69,638
Interest expense	(7,947)	(1,101)	(5,918)	(4,909)
Net income	71,332	9,879	65,573	47,079
Other comprehensive (loss) income	14,385	1,993	23,835	(16,097)
Total comprehensive income	85,717	$ 11,872	89,408	30,982
Parent Company [Member]
Total cost and expenses	(327)		(846)	(444)
Income from subsidiaries and VIEs	86,057		84,000	63,745
Income from operations	85,730		83,154	63,301
Interest expense	(5,415)		(4,696)	(3,976)
Other income and expenses	(574)		(5,949)	2,634
Net income	79,741		72,509	61,959
Other comprehensive (loss) income	14,340		23,379	(13,616)
Total comprehensive income	¥ 94,081		¥ 95,888	¥ 48,343